UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   3/31/18

Item 1. Schedule of Investments.

	TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, March 31, 2018 (unaudited)
Templeton Emerging Markets Balanced Fund
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests 52.8%
Belgium 0.2%
Anheuser-Busch InBev SA/NV	Beverages	839	$92,288
Brazil 1.5%
[a] B2W Cia Digital	Internet & Direct Marketing Retail	8,700	67,492
B3 SA - Brasil Bolsa Balcao.	Capital Markets	29,600	239,032
Lojas Americanas SA	Multiline Retail	42,900	181,979
M. Dias Branco SA	Food Products	8,100	125,013
Mahle-Metal Leve SA	Auto Components	10,300	76,663
			690,179
Cambodia 0.6%
NagaCorp Ltd	Hotels, Restaurants & Leisure	260,000	266,996
China 11.8%
[a] Alibaba Group Holding Ltd., ADR	Internet Software & Services	5,662	1,039,204
BAIC Motor Corp. Ltd., H.	Automobiles	307,500	376,892
[a] Baidu Inc., ADR	Internet Software & Services	646	144,181
Brilliance China Automotive Holdings Ltd	Automobiles	524,600	1,094,810
China Mobile Ltd	Wireless Telecommunication Services	46,500	426,266
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	338,000	296,710
CNOOC Ltd	Oil, Gas & Consumable Fuels	214,900	316,513
NetEase Inc., ADR	Internet Software & Services	462	129,540
Ping An Bank Co. Ltd., A	Banks	241,800	419,999
Ping An Insurance Group Co. of China Ltd., A	Insurance	31,014	322,679
Poly Culture Group Corp. Ltd., H	Media	17,600	31,214
Tencent Holdings Ltd	Internet Software & Services	13,800	720,171
Uni-President China Holdings Ltd	Food Products	148,000	128,035
Weifu High-Technology Co. Ltd., B	Auto Components	28,126	59,557
			5,505,771
Czech Republic 0.3%
Moneta Money Bank AS	Banks	38,699	160,842
Hong Kong 0.7%
MGM China Holdings Ltd	Hotels, Restaurants & Leisure	76,000	196,081
Sands China Ltd	Hotels, Restaurants & Leisure	21,600	116,135
			312,216
Hungary 0.7%
MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	9,450	103,246
Richter Gedeon Nyrt.	Pharmaceuticals	12,080	252,579
			355,825
India 2.7%
Bajaj Holdings & Investment Ltd	Diversified Financial Services	4,587	188,070
Glenmark Pharmaceuticals Ltd	Pharmaceuticals	14,002	113,806
ICICI Bank Ltd., ADR	Banks	63,470	561,709
Infosys Ltd., ADR	IT Services	4,370	78,005
Tata Investment Corp. Ltd	Capital Markets	22,500	255,603
[a] Tata Motors Ltd., ADR	Automobiles	2,798	71,909
			1,269,102
Indonesia 2.0%
Astra International Tbk PT.	Automobiles	763,100	405,893
Bank Danamon Indonesia Tbk PT	Banks	672,600	336,968
Perusahaan Gas Negara (Persero) Tbk PT	Gas Utilities	316,500	53,239

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
		Shares/
	Industry	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Indonesia (continued)
Semen Indonesia (Persero) Tbk PT	Construction Materials	162,000	$122,201
			918,301
Kenya 0.3%
Equity Group Holdings Ltd	Banks	264,200	143,871
Mexico 1.2%
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santander, ADR	Banks	66,839	479,236
[a] Corporacion GEO SAB de CV, B	Household Durables	5,256	268
[a,b] Corporacion GEO SAB de CV, wts., 12/30/27	Household Durables	8,223	—
Nemak SAB de CV	Auto Components	100,021	82,907
			562,411
Nigeria 0.0%†
Nigerian Breweries PLC	Beverages	12,313	4,446
Pakistan 0.6%
Habib Bank Ltd	Banks	93,900	172,040
United Bank Ltd	Banks	61,000	109,917
			281,957
Peru 0.8%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	16,456	250,625
[c] Intercorp Financial Services Inc., Reg S	Banks	3,260	132,115
			382,740
Russia 4.3%
Gazprom PJSC, ADR	Oil, Gas & Consumable Fuels	5,600	27,250
LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	9,000	620,100
[a,c] Mail.Ru Group Ltd., GDR, Reg S	Internet Software & Services	12,720	444,946
Sberbank of Russia PJSC, ADR	Banks	26,604	495,632
[a] Yandex NV, A	Internet Software & Services	10,780	425,271
			2,013,199
Singapore 0.1%
DBS Group Holdings Ltd	Banks	1,456	30,760
South Africa 4.4%
[a,b,d] Edcon Holdings Ltd., F wts., 2/20/49.	Specialty Retail	84	—
[a,b,d] Edcon Holdings Ltd., F1 wts., 2/20/49	Specialty Retail	1,503,436	—
[a,b,d] Edcon Holdings Ltd., F2 wts., 2/20/49	Specialty Retail	121,748	—
[a,b,d] K2016470219 South Africa Ltd., A	Specialty Retail	1,390,834	1,176
[a,b,d] K2016470219 South Africa Ltd., B	Specialty Retail	437,269	370
Massmart Holdings Ltd	Food & Staples Retailing	21,982	301,163
MTN Group Ltd	Wireless Telecommunication Services	4,739	47,701
Naspers Ltd., N	Media	6,929	1,694,587
			2,044,997
South Korea 10.2%
Daelim Industrial Co. Ltd	Construction & Engineering	2,892	202,707
Fila Korea Ltd	Textiles, Apparel & Luxury Goods	2,587	264,438
Hankook Tire Co. Ltd	Auto Components	1,135	57,314
Hankook Tire Worldwide Co. Ltd	Diversified Financial Services	4,667	82,000
Hanon Systems	Auto Components	15,757	169,972
Hite Jinro Co. Ltd	Beverages	3,640	76,987

|2

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests (continued)
South Korea (continued)
Hyundai Development Co-Engineering &
Construction	Construction & Engineering	7,380	$267,332
iMarketKorea Inc	Trading Companies & Distributors	2,191	20,641
Interpark Holdings Corp	Internet & Direct Marketing Retail	10,111	34,483
KT Skylife Co. Ltd	Media	11,724	134,752
LG Corp	Industrial Conglomerates	2,325	188,593
Naver Corp	Internet Software & Services	469	349,942
POSCO	Metals & Mining	1,138	348,973
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	970	2,248,960
SK Hynix Inc	Semiconductors & Semiconductor Equipment	4,040	309,436
Youngone Corp	Textiles, Apparel & Luxury Goods	1,610	42,546
			4,799,076
Taiwan 6.1%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	18,000	219,637
FIT Hon Teng Ltd	Electronic Equipment, Instruments
	& Components	125,100	57,220
Hon Hai Precision Industry Co. Ltd	Electronic Equipment, Instruments
	& Components	163,990	515,190
Largan Precision Co. Ltd	Electronic Equipment, Instruments
	& Components	3,000	343,376
PChome Online Inc	Internet Software & Services	14,000	80,121
Pegatron Corp	Technology Hardware, Storage & Peripherals	40,200	101,144
Primax Electronics Ltd	Technology Hardware, Storage & Peripherals	43,100	92,145
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	171,000	1,445,890
			2,854,723
Thailand 2.1%
Kasikornbank PCL, fgn	Banks	44,000	299,166
Kiatnakin Bank PCL, fgn	Banks	48,800	112,923
Land and Houses PCL, fgn	Real Estate Management & Development	413,460	140,641
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	38,900	143,861
Siam Commercial Bank PCL, fgn	Banks	13,200	60,864
Thai Beverage PCL, fgn	Beverages	214,100	127,713
Univanich Palm Oil PCL, fgn	Food Products	308,600	82,320
			967,488
United Kingdom 1.7%
Unilever PLC	Personal Products	14,484	803,856
United States 0.5%
[a] IMAX Corp	Media	12,514	240,269
Total Common Stocks and Other
Equity Interests (Cost $18,283,169)			24,701,313

Participatory Notes (Cost $112,193)
0.3%
Saudi Arabia 0.3%
HSBC Bank PLC, Saudi Basic Industries Corp.,
1/19/21	Chemicals	4,141	128,536

|3

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
	Industry	Shares		Value

Preferred Stocks 2.0%
Brazil 2.0%
[e] Banco Bradesco SA, 3.178%, ADR, pfd	Banks	38,051		$452,046
[e] Itau Unibanco Holding SA, 5.909%, ADR, pfd	Banks	32,092		500,635
Total Preferred Stocks
(Cost $404,157)				952,681

		Principal
		Amount*

Corporate Bonds and Notes 0.4%
Bermuda 0.3%
[f] Digicel Group Ltd., senior note, 144A, 7.125%,
4/01/22	Wireless Telecommunication Services	200,000		158,554
South Africa 0.1%
[b,d,g] K2016470219 South Africa Ltd.,
senior secured note, 144A, PIK, 3.00%,
12/31/22	Multiline Retail	105,417		2,093
senior secured note, 144A, PIK, 8.00%,
12/31/22	Multiline Retail	38,934	EUR	1,410
[b,d,g] K2016470260 South Africa Ltd., senior secured
note, 144A, PIK, 25.00%, 12/31/22	Multiline Retail	58,113		19,118
				22,621
Total Corporate Bonds and Notes
(Cost $403,214)				181,175

Foreign Government and Agency
Securities 29.8%
Argentina 3.8%

Argentine Bonos del Tesoro,
18.20%, 10/03/21.	9,566,000		ARS	478,176
16.00%, 10/17/23.	15,137,000		ARS	731,428
senior note, 15.50%, 10/17/26	8,074,000		ARS	395,053
Government of Argentina,
3.75%, 2/08/19	2,133,000		ARS	111,614
[h] FRN, 24.938%, (ARS Badlar + 2.00%),
4/03/22	752,000		ARS	38,384
				1,754,655
Brazil 4.4%
Letra Tesouro Nacional,
Strip, 7/01/20.	1,814	[i]	BRL	465,771
Strip, 7/01/21.	220	[i]	BRL	51,471
Nota Do Tesouro Nacional,
10.00%, 1/01/21	370	[i]	BRL	117,429
10.00%, 1/01/23	867	[i]	BRL	273,359
10.00%, 1/01/25	3,060	[i]	BRL	956,874
10.00%, 1/01/27	105	[i]	BRL	32,605
[j] Index Linked, 6.00%, 5/15/19	17	[i]	BRL	16,422
[j] Index Linked, 6.00%, 8/15/22	58	[i]	BRL	57,173
[j] Index Linked, 6.00%, 5/15/23	101	[i]	BRL	100,866
[j] Index Linked, 6.00%, 8/15/24	10	[i]	BRL	10,095
				2,082,065

|4

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
	Principal
	Amount*		Value

Foreign Government and Agency
Securities (continued)
Colombia 2.4%
Government of Colombia,
senior bond, 7.75%, 4/14/21	52,000,000	COP	$19,630
senior bond, 9.85%, 6/28/27	12,000,000	COP	5,424
Titulos de Tesoreria,
senior bond, B, 11.25%, 10/24/18	93,000,000	COP	34,619
senior bond, B, 11.00%, 7/24/20	51,000,000	COP	20,555
senior bond, B, 7.00%, 5/04/22	2,703,000,000	COP	1,020,550
senior note, B, 7.00%, 9/11/19	56,000,000	COP	20,696
			1,121,474
Ghana 5.2%
Ghana Treasury Note,
24.25%, 6/11/18	60,000	GHS	13,771
17.24%, 11/11/19.	70,000	GHS	16,107
17.18%, 1/06/20	50,000	GHS	11,525
16.50%, 2/17/20	80,000	GHS	18,291
Government of Ghana,
23.47%, 5/21/18	280,000	GHS	63,914
24.50%, 10/22/18.	409,000	GHS	96,859
24.50%, 5/27/19	50,000	GHS	12,335
21.00%, 3/23/20	50,000	GHS	12,245
24.50%, 6/21/21	120,000	GHS	32,891
24.75%, 7/19/21	60,000	GHS	16,545
18.75%, 1/24/22	420,000	GHS	103,036
17.60%, 11/28/22.	50,000	GHS	11,929
16.50%, 2/06/23	250,000	GHS	57,782
19.75%, 3/25/24	470,000	GHS	123,782
19.00%, 11/02/26.	1,380,000	GHS	363,839
senior bond, 19.75%, 3/15/32	1,492,000	GHS	409,106
senior note, 18.25%, 9/21/20	50,000	GHS	11,825
senior note, 24.00%, 11/23/20	1,470,000	GHS	388,279
senior note, 16.50%, 3/22/21	2,720,000	GHS	623,388
senior note, 18.25%, 7/25/22	100,000	GHS	24,407
			2,411,856
India 4.1%
Government of India,
senior bond, 8.08%, 8/02/22	80,000,000	INR	1,265,724
senior bond, 8.13%, 9/21/22	40,000,000	INR	633,255
			1,898,979
Indonesia 3.6%
Government of Indonesia,
senior bond, FR31, 11.00%, 11/15/20	31,000,000	IDR	2,528
senior bond, FR34, 12.80%, 6/15/21	1,775,000,000	IDR	153,870
senior bond, FR35, 12.90%, 6/15/22	35,000,000	IDR	3,162
senior bond, FR36, 11.50%, 9/15/19	63,000,000	IDR	4,968
senior bond, FR43, 10.25%, 7/15/22	43,000,000	IDR	3,589
senior bond, FR53, 8.25%, 7/15/21	10,153,000,000	IDR	786,070
senior bond, FR56, 8.375%, 9/15/26	759,000,000	IDR	61,481
senior bond, FR61, 7.00%, 5/15/22	24,000,000	IDR	1,797
senior bond, FR63, 5.625%, 5/15/23	9,000,000	IDR	647

|5

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
	Principal
	Amount*			Value
Foreign Government and Agency
Securities (continued)
Indonesia (continued)
Government of Indonesia, (continued)
senior bond, FR68, 8.375%, 3/15/34	890,000,000		IDR	$70,443
senior bond, FR70, 8.375%, 3/15/24	7,738,000,000		IDR	615,543
senior note, FR69, 7.875%, 4/15/19	36,000,000		IDR	2,684
				1,706,782
Mexico 4.1%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	148,500	[k]	MXN	830,976
senior bond, M, 6.50%, 6/10/21	48,700	[k]	MXN	262,831
senior note, M, 5.00%, 12/11/19	149,800	[k]	MXN	794,568
senior note, M 10, 8.50%, 12/13/18	6,500	[k]	MXN	36,002
				1,924,377
Senegal 0.4%
[f] Government of Senegal, 144A, 6.25%, 7/30/24	200,000			208,754
Ukraine 0.4%
[a,f,l] Government of Ukraine, 144A, VRI, GDP Linked
Security, 5/31/40	252,000			176,432
Zambia 1.4%
[f] Government of Zambia,
senior bond, 144A, 8.97%, 7/30/27	230,000			243,056
144A, 5.375%, 9/20/22	200,000			190,807
144A, 8.50%, 4/14/24	200,000			210,003
				643,866
Total Foreign Government and
Agency Securities
(Cost $13,777,464)				13,929,240
Total Investments before Short Term
Investments (Cost $32,980,197)				39,892,945

Short Term Investments 13.2%
Foreign Government and Agency Securities
11.5%
Argentina 2.4%

Argentine Bonos del Tesoro, 21.20%, 9/19/18	778,000	ARS	38,177
Letras del Banco Central de la Republica
Argentina,
Strip, 6/21/18 - 10/17/18	7,883,000	ARS	355,208
Strip, 9/19/18.	16,287,000	ARS	719,492
			1,112,877
Egypt 8.3%
[m] Egypt Treasury Bill,
4/03/18 - 11/06/18	46,275,000	EGP	2,526,721
4/24/18	11,500,000	EGP	648,927
7/24/18	13,300,000	EGP	713,730
			3,889,378

|6

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
	Principal
	Amount*			Value
Short Term Investments (continued)
Foreign Government and Agency Securities
(continued)
Ghana 0.1%
Ghana Treasury Note, 21.00%, 1/07/19	100,000		GHS	$23,512
Mexico 0.7%
[m] Mexico Treasury Bill, 5/10/18 - 12/06/18	636,790	[n]	MXN	341,571
Total Foreign Government and
Agency Securities (Cost $5,330,521) .				5,367,338
Total Investments before Money
Market Funds (Cost $38,310,718)				45,260,283

	Shares

Money Market Funds (Cost $819,231) 1.7%
United States 1.7%
[o,p] Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	819,231			819,231
Total Investments (Cost $39,129,949)
98.5%.				46,079,514
Other Assets, less Liabilities 1.5%				712,641
Net Assets 100.0%.				$46,792,155

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2018, the aggregate value of these securities was $577,061, representing 1.2% of net assets.
dSee Note 5 regarding restricted securities.
eVariable rate security. The rate shown represents the yield at period end.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2018, the aggregate value of these securities was $1,187,606, representing 2.5% of net assets.
gIncome may be received in additional securities and/or cash.
hThe coupon rate shown represents the rate at period end.
iPrincipal amount is stated in 1,000 Brazilian Real Units.
jRedemption price at maturity and coupon payment are adjusted for inflation.
kPrincipal amount is stated in 100 Mexican Peso Units.
lThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
mThe security was issued on a discount basis with no stated coupon rate.
nPrincipal amount is stated in 10 Mexican Peso Units.
oSee Note 6 regarding investments in affiliated management investment companies.
pThe rate shown is the annualized seven-day effective yield at period end.

|7

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)

At March 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Mexican Peso	CITI	Buy	3,666,807	$196,175	4/02/18	$5,413	$—
Mexican Peso	CITI	Sell	3,666,807	199,717	4/02/18	—	(1,871)
Euro	CITI	Sell	28,595	34,430	4/10/18	—	(781)
Euro	DBAB	Sell	107,375	129,194	4/12/18	—	(3,047)
Euro	BOFA	Sell	48,370	59,021	4/17/18	—	(572)
Euro	GSCO	Sell	60,500	74,421	4/18/18	—	(121)
Euro	JPHQ	Sell	86,350	106,241	4/18/18	—	(152)
Euro	DBAB	Sell	33,300	40,983	4/23/18	—	(61)
Euro	JPHQ	Sell	68,683	84,605	4/23/18	—	(50)
Euro	DBAB	Sell	154,000	189,528	4/24/18	—	(298)
Japanese Yen	BOFA	Sell	104,410,000	923,165	4/27/18	—	(59,876)
Euro	BOFA	Sell	68,000	85,102	5/07/18	1,204	—
Euro	DBAB	Sell	100,000	124,947	5/07/18	1,567	—
Euro	CITI	Sell	203,000	250,857	5/09/18	359	—
Euro	DBAB	Sell	623,000	774,757	5/15/18	5,648	—
Brazilian Real	HSBK	Buy	300,000	89,804	5/21/18	567	—
Euro	JPHQ	Sell	68,683	86,279	5/21/18	1,451	—
Euro	UBSW	Sell	25,815	32,393	5/21/18	510	—
Euro	DBAB	Sell	372,300	462,509	5/22/18	2,658	—
Euro	JPHQ	Sell	66,000	82,000	5/22/18	480	—
Euro	JPHQ	Sell	27,000	33,504	5/29/18	137	—
Euro	DBAB	Sell	170,033	210,590	5/31/18	425	—
Mexican Peso	CITI	Buy	503,572	26,363	6/05/18	1,039	—
Euro	BOFA	Sell	68,000	84,261	6/07/18	161	—
Australian Dollar	JPHQ	Sell	349,000	273,581	6/12/18	5,557	—
Australian Dollar	CITI	Sell	233,000	182,658	6/13/18	3,718	—
Euro	DBAB	Sell	107,375	133,180	6/13/18	315	—
Euro	JPHQ	Sell	68,683	85,598	6/15/18	596	—
Euro	GSCO	Sell	60,500	74,938	6/20/18	32	—
Euro	UBSW	Sell	25,815	32,045	6/20/18	82	—
Australian Dollar	BOFA	Sell	696,000	537,034	6/28/18	2,471	—
Euro	DBAB	Sell	169,967	212,281	6/29/18	1,681	—
Mexican Peso	CITI	Buy	5,103,220	269,432	6/29/18	7,262	—
Japanese Yen	BOFA	Sell	104,410,000	971,256	7/30/18	—	(18,421)
Mexican Peso	CITI	Buy	8,872,126	463,164	9/13/18	12,131	—
Mexican Peso	CITI	Buy	3,666,807	191,498	1/02/19	1,626	—
Total Forward Exchange Contracts						$57,090	$(85,250)
Net unrealized appreciation (depreciation)							$(28,160)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

|8

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)

At March 31, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
				Value/
				Unrealized
	Payment	Maturity	Notional	Appreciation
Description	Frequency	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.775%	Semi-Annual	10/04/23	$20,000	$(257)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.795%	Semi-Annual	10/04/23	20,000	(279)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.765%	Semi-Annual	10/07/23	20,000	(241)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.914%	Semi-Annual	1/22/25	680,000	34,216
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.970%	Semi-Annual	1/23/25	850,000	39,751
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual	1/27/25	510,000	23,776
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual	1/29/25	130,000	6,359
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual	1/30/25	110,000	5,355
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual	2/03/25	160,000	9,089
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.668%	Semi-Annual	10/04/43	10,000	(1,712)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.687%	Semi-Annual	10/04/43	10,000	(1,748)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.675%	Semi-Annual	10/07/43	10,000	(1,722)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.794%	Semi-Annual	3/13/47	200,000	939
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	116,000	(4,419)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	116,000	(4,804)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	116,000	(5,217)
Total Interest Rate Swap Contracts				$99,086

See Abbreviations on page 29.

|9

TEMPLETON GLOBAL INVESTMENT TRUST

Consolidated Statement of Investments, March 31, 2018 (unaudited)
Templeton Global Balanced Fund
		Shares/
	Industry	Warrants	Value
Common Stocks and Other Equity Interests 59.9%
Belgium 0.8%
UCB SA	Pharmaceuticals	169,428	$13,814,662
Canada 0.9%
Husky Energy Inc	Oil, Gas & Consumable Fuels	550,500	7,870,688
Wheaton Precious Metals Corp	Metals & Mining	349,900	7,121,438
			14,992,126
China 2.3%
China Life Insurance Co. Ltd., H	Insurance	3,483,000	9,585,261
China Mobile Ltd	Wireless Telecommunication Services	1,656,000	15,180,563
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	34,010,000	14,992,687
			39,758,511
Denmark 0.7%
A.P. Moeller-Maersk AS, B.	Marine	3,811	5,885,850
Vestas Wind Systems AS	Electrical Equipment	85,953	6,106,114
			11,991,964
France 4.0%
AXA SA	Insurance	503,560	13,400,879
BNP Paribas SA	Banks	195,410	14,486,221
Compagnie de Saint-Gobain	Building Products	167,931	8,867,708
Credit Agricole SA	Banks	259,288	4,218,413
Sanofi.	Pharmaceuticals	156,237	12,575,489
Veolia Environnement SA	Multi-Utilities	667,399	15,824,565
			69,373,275
Germany 3.1%
Bayer AG	Pharmaceuticals	125,571	14,200,808
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	105,341	10,769,590
innogy SE	Multi-Utilities	209,712	9,939,712
Siemens AG	Industrial Conglomerates	69,218	8,828,189
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	1,939,028	9,116,345
			52,854,644
Hong Kong 1.5%
CK Hutchison Holdings Ltd	Industrial Conglomerates	1,560,352	18,667,447
Swire Pacific Ltd., A	Real Estate Management & Development	645,500	6,509,444
			25,176,891
Ireland 0.7%
CRH PLC	Construction Materials	369,809	12,570,643
Israel 1.0%
Teva Pharmaceutical Industries Ltd., ADR.	Pharmaceuticals	1,014,019	17,329,585
Italy 2.1%
Azimut Holding SpA	Capital Markets	357,476	7,683,271
Eni SpA	Oil, Gas & Consumable Fuels	1,582,500	27,857,586
			35,540,857
Japan 3.7%
Ezaki Glico Co. Ltd	Food Products	103,300	5,414,586
Kirin Holdings Co. Ltd	Beverages	480,400	12,805,091
Murata Manufacturing Co. Ltd	Electronic Equipment, Instruments
	& Components	45,800	6,279,641

Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
		Shares/
	Industry	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Japan (continued)
Omron Corp	Electronic Equipment, Instruments
	& Components	149,600	$8,812,836
Panasonic Corp	Household Durables	863,000	12,352,355
Sumitomo Rubber Industries Ltd	Auto Components	380,800	6,994,980
Suntory Beverage & Food Ltd	Beverages	219,800	10,693,700
			63,353,189
Luxembourg 0.9%
SES SA, IDR	Media	1,138,925	15,414,289
Netherlands 1.3%
Aegon NV	Insurance	2,489,835	16,798,184
ING Groep NV	Banks	353,633	5,969,001
			22,767,185
Norway 0.6%
Yara International ASA	Chemicals	263,655	11,253,514
Portugal 0.5%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	510,232	9,621,202
Singapore 1.0%
Singapore Telecommunications Ltd	Diversified Telecommunication Services	6,779,999	17,514,027
South Africa 0.0%†
[a,b,c] Edcon Holdings Ltd., F wts., 2/20/49	Specialty Retail	4,441	—
[a,b,c] Edcon Holdings Ltd., F1 wts., 2/20/49.	Specialty Retail	79,464,087	—
[a,b,c] Edcon Holdings Ltd., F2 wts., 2/20/49.	Specialty Retail	6,435,002	—
[a,b,c] K2016470219 South Africa Ltd., A	Specialty Retail	32,900,733	27,824
[a,b,c] K2016470219 South Africa Ltd., B	Specialty Retail	4,646,498	3,930
			31,754
South Korea 2.3%
Hana Financial Group Inc	Banks	230,138	9,919,227
KB Financial Group Inc	Banks	149,821	8,567,612
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	9,541	22,120,958
			40,607,797
Switzerland 2.6%
[a] Landis+Gyr Group AG	Electronic Equipment, Instruments
	& Components	173,839	13,479,495
Roche Holding AG	Pharmaceuticals	55,750	12,807,827
UBS Group AG	Capital Markets	1,048,556	18,465,448
			44,752,770
Taiwan 1.8%
Pegatron Corp	Technology Hardware, Storage & Peripherals	900,820	2,266,486
[d] Pegatron Corp., GDR, Reg S	Technology Hardware, Storage & Peripherals	645,632	8,140,894
Quanta Computer Inc	Technology Hardware, Storage & Peripherals	3,879,000	7,839,731
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	1,516,000	12,818,533
			31,065,644
Thailand 0.8%
Bangkok Bank PCL, fgn	Banks	1,926,400	13,345,170
United Kingdom 12.6%
BAE Systems PLC	Aerospace & Defense	2,276,125	18,567,770
Barclays PLC.	Banks	3,393,423	9,832,108
BP PLC.	Oil, Gas & Consumable Fuels	4,870,360	32,750,037

|11

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests (continued)
United Kingdom (continued)
[a] Cobham PLC	Aerospace & Defense	5,707,293	$9,841,712
GlaxoSmithKline PLC	Pharmaceuticals	678,471	13,270,359
HSBC Holdings PLC.	Banks	1,579,692	14,893,641
Johnson Matthey PLC.	Chemicals	226,840	9,682,053
Kingfisher PLC.	Specialty Retail	4,348,469	17,846,410
Man Group PLC	Capital Markets	2,986,757	7,191,273
Prudential PLC	Insurance	475,140	11,856,707
Rolls-Royce Holdings PLC	Aerospace & Defense	689,080	8,427,048
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	977,166	31,219,072
Standard Chartered PLC.	Banks	1,501,803	15,017,870
Vodafone Group PLC	Wireless Telecommunication Services	5,886,691	16,041,826
			216,437,886
United States 14.7%
Advance Auto Parts Inc	Specialty Retail	109,700	13,004,935
Amgen Inc	Biotechnology	103,066	17,570,692
Apple Inc	Technology Hardware, Storage & Peripherals	84,690	14,209,288
Cardinal Health Inc	Health Care Providers & Services	202,300	12,680,164
[a] CEVA Holdings LLC	Air Freight & Logistics	247	150,493
Citigroup Inc	Banks	153,087	10,333,372
Comcast Corp., A.	Media	357,424	12,213,178
ConocoPhillips.	Oil, Gas & Consumable Fuels	142,420	8,444,082
Coty Inc., A	Personal Products	1,219,100	22,309,530
Devon Energy Corp	Oil, Gas & Consumable Fuels	202,490	6,437,157
Eli Lilly & Co	Pharmaceuticals	146,810	11,358,690
Gilead Sciences Inc	Biotechnology	242,900	18,312,231
Helmerich & Payne Inc	Energy Equipment & Services	92,300	6,143,488
Intel Corp	Semiconductors & Semiconductor Equipment	223,400	11,634,672
JPMorgan Chase & Co	Banks	164,206	18,057,734
Microsoft Corp	Software	164,239	14,990,094
Oracle Corp	Software	553,610	25,327,657
Perrigo Co. PLC	Pharmaceuticals	74,970	6,248,000
Tapestry Inc	Textiles, Apparel & Luxury Goods	203,600	10,711,396
[a,b,e] Turtle Bay Resort	Hotels, Restaurants & Leisure	1,587,888	287,165
United Parcel Service Inc., B	Air Freight & Logistics	117,200	12,266,152
			252,690,170
Total Common Stocks and Other
Equity Interests
(Cost $945,063,780)			1,032,257,755

Equity-Linked Securities 6.6%
Japan 0.6%
[f,g] Credit Suisse AG into SoftBank Group Corp.,
4.00%, 144A	Wireless Telecommunication Services	145,068	10,714,593
Portugal 0.2%
[f] Goldman Sachs International into Galp
Energia SGPS SA, 13.70%, 144A	Oil, Gas & Consumable Fuels	207,393	3,161,130

|12

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
	Industry	Shares		Value

Equity-Linked Securities (continued)
United Kingdom 1.4%
[f] Goldman Sachs International into Shire PLC,
6.55%, 144A	Biotechnology	369,823		$12,349,276
[f] Royal Bank of Canada into Standard
Chartered PLC, 3.48%, 144A	Banks	12,400,000		11,021,455
				23,370,731
United States 4.4%
[f] Credit Suisse AG into Allergan PLC, 4.00%,
144A.	Pharmaceuticals	92,332		15,323,427
[f] Credit Suisse AG into Mattel Inc., 5.25%,
144A.	Leisure Products	737,853		9,353,279
[f] Royal Bank of Canada into Alphabet Inc.,
3.83%, 144A	Internet Software & Services	17,241,000		16,954,745
[f] Royal Bank of Canada into Citigroup Inc.,
4.50%, 144A	Banks	16,105,000		14,139,082
[f] Royal Bank of Canada into Ionis
Pharmaceuticals Inc., 6.00%, 144A	Biotechnology	143,186		6,591,125
[f] Royal Bank of Canada into Knowles Corp.,	Electronic Equipment, Instruments
5.00%, 144A	& Components	16,447,000		13,759,405
				76,121,063
Total Equity-Linked Securities
(Cost $121,447,054)				113,367,517

Convertible Preferred Stocks
0.0%†
United States 0.0%†
[a] CEVA Holdings LLC, cvt. pfd., A-1	Air Freight & Logistics	12		10,800
[a] CEVA Holdings LLC, cvt. pfd., A-2	Air Freight & Logistics	534		325,776
Total Convertible Preferred Stocks
(Cost $802,629)				336,576

		Principal
		Amount*

Corporate Bonds and Notes 0.2%
South Africa 0.0%†
[b,c,h] K2016470219 South Africa Ltd.,
senior secured note, 144A, PIK, 3.00%,
12/31/22	Multiline Retail	2,493,652		49,494
senior secured note, 144A, PIK, 8.00%,
12/31/22	Multiline Retail	2,058,106	EUR	74,547
[b,c,h] K2016470260 South Africa Ltd., senior
secured note, 144A, PIK, 25.00%, 12/31/22	Multiline Retail	617,516		203,151
				327,192

|13

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
		Principal
	Industry	Amount*		Value

Corporate Bonds and Notes
(continued)
United States 0.2%
[i] BreitBurn Energy Partners LP/BreitBurn
Finance Corp., senior bond, 7.875%, 4/15/22.	Oil, Gas & Consumable Fuels	500,000		$5,000
General Electric Co., senior note, A, 8.50%,
4/06/18	Industrial Conglomerates	59,000,000	MXN	3,246,627
				3,251,627
Total Corporate Bonds and Notes
(Cost $9,487,797)				3,578,819

Foreign Government and Agency
Securities 20.9%
Argentina 1.3%

Argentine Bonos del Tesoro,
18.20%, 10/03/21	190,585,000		ARS	9,526,777
16.00%, 10/17/23	123,270,000		ARS	5,956,475
senior note, 15.50%, 10/17/26	65,894,000		ARS	3,224,128
Government of Argentina,
3.75%, 2/08/19	35,043,000		ARS	1,833,703
[j] FRN, 24.938%, (ARS Badlar + 2.00%),
4/03/22	37,519,000		ARS	1,915,090
				22,456,173
Brazil 4.0%
Letra Tesouro Nacional,
Strip, 7/01/19.	28,060	[k]	BRL	7,850,371
Strip, 7/01/20.	1,200	[k]	BRL	308,118
Strip, 7/01/21.	7,960	[k]	BRL	1,862,314
Nota Do Tesouro Nacional,
10.00%, 1/01/21	107,995	[k]	BRL	34,274,893
10.00%, 1/01/23	33,230	[k]	BRL	10,477,181
10.00%, 1/01/25	38,951	[k]	BRL	12,180,131
senior note, 10.00%, 1/01/19.	5,490	[k]	BRL	1,705,006
				68,658,014
Colombia 1.5%
Government of Colombia,
senior bond, 7.75%, 4/14/21	689,000,000		COP	260,093
senior bond, 4.375%, 3/21/23	52,000,000		COP	17,521
senior bond, 9.85%, 6/28/27	83,000,000		COP	37,518
Titulos de Tesoreria,
B, 5.00%, 11/21/18	126,000,000		COP	45,317
B, 7.75%, 9/18/30	22,949,000,000		COP	8,989,114
B, 7.00%, 6/30/32	452,000,000		COP	164,214
senior bond, B, 11.25%, 10/24/18	736,000,000		COP	273,971
senior bond, B, 11.00%, 7/24/20	677,000,000		COP	272,866
senior bond, B, 7.00%, 5/04/22	844,000,000		COP	318,662
senior bond, B, 10.00%, 7/24/24	1,738,000,000		COP	748,189
senior bond, B, 7.50%, 8/26/26	32,054,000,000		COP	12,325,151
senior bond, B, 6.00%, 4/28/28	5,961,000,000		COP	2,062,976
senior note, B, 7.00%, 9/11/19.	481,000,000		COP	177,765
				25,693,357

|14

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
	Principal
	Amount*		Value

Foreign Government and Agency
Securities (continued)
El Salvador 0.0%†
[f] Government of El Salvador, 144A, 7.65%,
6/15/35	100,000		$105,965
Ghana 1.7%
Ghana Treasury Note, 24.25%, 6/11/18	3,060,000	GHS	702,308
Government of Ghana,
22.49%, 4/23/18	50,000	GHS	11,347
23.47%, 5/21/18	5,050,000	GHS	1,152,732
19.04%, 9/24/18	3,220,000	GHS	739,966
24.50%, 10/22/18	6,021,000	GHS	1,425,885
24.50%, 4/22/19	3,310,000	GHS	811,667
24.50%, 5/27/19	270,000	GHS	66,608
24.50%, 6/21/21	600,000	GHS	164,454
24.75%, 7/19/21	5,840,000	GHS	1,610,357
18.75%, 1/24/22	7,110,000	GHS	1,744,262
19.75%, 3/25/24	7,250,000	GHS	1,909,411
19.00%, 11/02/26	27,470,000	GHS	7,242,498
senior bond, 19.75%, 3/15/32	20,850,000	GHS	5,717,060
senior note, 21.50%, 3/09/20.	130,000	GHS	31,951
senior note, 18.50%, 6/01/20.	1,210,000	GHS	285,644
senior note, 18.25%, 9/21/20.	4,990,000	GHS	1,180,109
senior note, 24.00%, 11/23/20	7,760,000	GHS	2,049,690
senior note, 18.25%, 7/25/22.	7,580,000	GHS	1,850,024
			28,695,973
India 3.2%
Government of India,
senior bond, 7.80%, 5/03/20	302,000,000	INR	4,720,040
senior bond, 8.20%, 2/15/22	400,000,000	INR	6,340,413
senior bond, 8.35%, 5/14/22	210,100,000	INR	3,348,565
senior bond, 8.08%, 8/02/22	133,000,000	INR	2,104,266
senior bond, 8.13%, 9/21/22	268,000,000	INR	4,242,809
senior note, 7.28%, 6/03/19	11,700,000	INR	181,014
senior note, 8.12%, 12/10/20.	226,800,000	INR	3,578,156
senior note, 7.80%, 4/11/21	404,400,000	INR	6,329,234
senior note, 6.84%, 12/19/22.	44,000,000	INR	663,497
senior note, 7.16%, 5/20/23	307,000,000	INR	4,667,871
senior note, 8.83%, 11/25/23.	756,500,000	INR	12,351,810
senior note, 7.68%, 12/15/23.	465,000,000	INR	7,230,048
			55,757,723
Indonesia 3.0%
Government of Indonesia,
senior bond, FR35, 12.90%, 6/15/22	10,168,000,000	IDR	918,555
senior bond, FR39, 11.75%, 8/15/23	1,616,000,000	IDR	145,428
senior bond, FR42, 10.25%, 7/15/27	2,150,000,000	IDR	192,704
senior bond, FR43, 10.25%, 7/15/22	154,000,000	IDR	12,852
senior bond, FR44, 10.00%, 9/15/24	968,000,000	IDR	83,157
senior bond, FR46, 9.50%, 7/15/23	73,000,000,000	IDR	6,052,401
senior bond, FR56, 8.375%, 9/15/26	103,978,000,000	IDR	8,422,478
senior bond, FR63, 5.625%, 5/15/23	2,150,000,000	IDR	154,514
senior bond, FR70, 8.375%, 3/15/24	380,674,000,000	IDR	30,281,893

|15

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency
Securities (continued)
Indonesia (continued)
Government of Indonesia, (continued)
senior bond, FR71, 9.00%, 3/15/29	64,873,000,000		IDR	$5,441,035
				51,705,017
Mexico 3.7%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	1,003,800	[l]	MXN	5,617,064
senior bond, M, 6.50%, 6/10/21	2,105,100	[l]	MXN	11,361,106
senior note, M, 4.75%, 6/14/18	96,800	[l]	MXN	529,853
senior note, M, 5.00%, 12/11/19	2,432,600	[l]	MXN	12,902,980
senior note, M 10, 8.50%, 12/13/18	6,026,300	[l]	MXN	33,377,888
				63,788,891
Peru 0.1%
Government of Peru, senior bond, 7.84%,
8/12/20	6,988,000		PEN	2,419,768
Philippines 0.0%†
Government of the Philippines, senior note,
5-72, 2.125%, 5/23/18.	562,000		PHP	10,762
South Korea 1.5%
Korea Monetary Stabilization Bond,
senior note, 1.72%, 12/02/18.	910,000,000		KRW	856,959
senior note, 2.16%, 2/02/20	1,878,600,000		KRW	1,770,615
Korea Treasury Bond,
senior bond, 4.25%, 6/10/21	3,380,800,000		KRW	3,374,417
senior note, 1.50%, 6/10/19	2,645,300,000		KRW	2,479,056
senior note, 1.25%, 12/10/19.	2,503,000,000		KRW	2,325,708
senior note, 2.00%, 3/10/21	8,058,200,000		KRW	7,534,262
senior note, 1.375%, 9/10/21.	8,151,200,000		KRW	7,437,021
senior note, 3.00%, 9/10/24	745,000,000		KRW	720,831
				26,498,869
[m] Supranational 0.2%
Inter-American Development Bank, senior
bond, 7.50%, 12/05/24	60,000,000		MXN	3,294,867
Ukraine 0.5%
[a,f,n] Government of Ukraine, 144A, VRI, GDP
Linked Security, 5/31/40	12,038,000			8,428,105
Zambia 0.2%
[f] Government of Zambia, 144A, 8.50%,
4/14/24	3,100,000			3,255,046
Total Foreign Government and
Agency Securities
(Cost $342,987,321)				360,768,530

|16

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
	Industry	Shares			Value
Escrows and Litigation Trusts
(Cost $—) 0.0%
United States 0.0%
[a,b] NewPage Corp., Litigation Trust	Paper & Forest Products	1,100,000			$—
Total Investments before Short
Term Investments
(Cost $1,419,788,581)					1,510,309,197

		Principal
		Amount*
Short Term Investments 12.0%
Foreign Government and Agency
Securities 3.2%
Argentina 0.8%
Argentine Bonos del Tesoro, 21.20%, 9/19/18 .		20,655,000		ARS	1,013,560
Letras del Banco Central de la Republica
Argentina, Strip, 6/21/18 - 10/17/18.		301,415,000		ARS	13,476,605
					14,490,165
Egypt 0.6%
[o] Egypt Treasury Bill, 4/24/18 - 10/23/18		192,100,000		EGP	10,321,054
Mexico 1.7%
[o] Mexico Treasury Bill, 4/05/18 - 12/06/18		52,943,410	[p]	MXN	28,608,365
South Korea 0.1%
Korea Monetary Stabilization Bond,
senior note, 1.33%10/02/18		910,000,000		KRW	857,248
senior note, 1.82%12/09/18		1,594,000,000		KRW	1,501,849
					2,359,097
Total Foreign Government and
Agency Securities
(Cost $55,393,258)					55,778,681
Total Investments before Money
Market Funds
(Cost $1,475,181,839)					1,566,087,878

		Shares

Money Market Funds (Cost $150,966,957)
8.8%
United States 8.8%
[q,r] Institutional Fiduciary Trust Money Market
Portfolio, 1.24%		150,966,957			150,966,957
Total Investments
(Cost $1,626,148,796) 99.6%					1,717,054,835
Other Assets, less Liabilities 0.4% .					6,139,506
Net Assets 100.0%					$1,723,194,341

|17

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2018, the value of this security was
$8,140,894, representing 0.5% of net assets.
eThe security is owned by FT Holdings Corporation lV, a wholly-owned subsidiary of the Fund. See Note 7.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2018, the aggregate value of these securities was $125,156,633, representing 7.3% of net assets.
gSecurity purchased on a delayed delivery basis.
hIncome may be received in additional securities and/or cash.
iDefaulted security or security for which income has been deemed uncollectible.
jThe coupon rate shown represents the rate at period end.
kPrincipal amount is stated in 1,000 Brazilian Real Units.
lPrincipal amount is stated in 100 Mexican Peso Units.
mA supranational organization is an entity formed by two or more central governments through international treaties.
nThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
oThe security was issued on a discount basis with no stated coupon rate.
pPrincipal amount is stated in 10 Mexican Peso Units.
qSee Note 6 regarding investments in affiliated management investment companies.
rThe rate shown is the annualized seven-day effective yield at period end.

At March 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized		Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation		Depreciation
OTC Forward Exchange Contracts
Japanese Yen	DBAB	Sell	419,230,800	$3,753,521	4/05/18	$—		$(188,166)
Japanese Yen	JPHQ	Sell	608,450,000	5,449,058	4/06/18	—		(272,063)
Australian Dollar	CITI	Sell	5,228,300	4,082,309	4/09/18	67,741		—
Euro	UBSW	Sell	943,744	1,145,045	4/09/18	—		(17,001)
Euro	HSBK	Sell	3,767,000	4,535,393	4/10/18	—		(103,301)
Euro	JPHQ	Sell	2,214,250	2,664,141	4/10/18	—		(62,492)
Japanese Yen	SCNY	Sell	189,880,000	1,702,196	4/10/18	—		(83,652)
South Korean Won	HSBK	Buy	1,140,136,000	1,066,345	4/10/18	6,937		—
South Korean Won	HSBK	Sell	5,575,102,732	5,257,547	4/10/18	9,349		—
Euro	JPHQ	Sell	1,476,168	1,770,855	4/11/18	—		(47,031)
Indian Rupee	JPHQ	Buy	38,898,000	607,781	4/11/18	—		(11,035)
Indian Rupee	JPHQ	Sell	20,300,000	314,729	4/11/18	3,300		—
Japanese Yen	HSBK	Sell	605,200,000	5,418,084	4/11/18	—		(274,266)
Euro	DBAB	Sell	487,652	586,745	4/12/18	—		(13,836)
Euro	JPHQ	Sell	1,722,194	2,137,286	4/12/18	16,269		—
Japanese Yen	DBAB	Sell	302,200,000	2,783,483	4/13/18	—		(59,287)
Euro	BOFA	Sell	7,619,000	9,231,257	4/16/18	—		(154,815)
Euro	GSCO	Sell	1,651,995	2,018,953	4/16/18	—		(16,189)
Euro	BOFA	Sell	6,166,140	7,523,924	4/17/18	—		(72,868)
Euro	JPHQ	Sell	40,000,000	48,825,600	4/17/18	—		(455,099)
Euro	GSCO	Sell	47,872	58,888	4/18/18	—		(96)

							|	18

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	JPHQ	Sell	5,382,620	$6,622,507	4/18/18	$—	$(9,448)
Indian Rupee	JPHQ	Buy	93,886,000	1,454,695	4/19/18	—	(15,291)
Euro	DBAB	Sell	100,000	123,072	4/23/18	—	(183)
Euro	JPHQ	Sell	2,443,285	3,009,663	4/23/18	—	(1,796)
South Korean Won	HSBK	Sell	7,077,000,000	6,621,754	4/24/18	—	(42,661)
Indian Rupee	DBAB	Buy	18,126,000	273,703	4/25/18	4,059	—
Japanese Yen	GSCO	Sell	254,830,000	2,258,270	4/27/18	—	(141,006)
Euro	GSCO	Sell	146,478	183,098	4/30/18	2,466	—
Euro	JPHQ	Sell	79,685,693	100,060,050	4/30/18	1,794,368	—
Euro	SCNY	Sell	3,343,195	4,153,101	4/30/18	30,387	—
South Korean Won	HSBK	Sell	1,860,000,000	1,652,305	4/30/18	—	(99,525)
Euro	JPHQ	Sell	3,768,000	4,723,979	5/02/18	76,728	—
Euro	CITI	Sell	3,767,000	4,716,152	5/07/18	68,429	—
Euro	DBAB	Sell	11,064,315	13,824,530	5/07/18	173,381	—
British Pound	JPHQ	Sell	93,326,384	130,611,394	5/08/18	—	(543,804)
Australian Dollar	CITI	Sell	5,228,300	4,082,570	5/09/18	67,875	—
Euro	DBAB	Sell	10,992,563	13,579,167	5/09/18	14,555	—
Euro	JPHQ	Sell	1,722,194	2,142,062	5/14/18	16,126	—
Japanese Yen	BOFA	Sell	540,647,250	4,852,771	5/18/18	—	(244,842)
Japanese Yen	CITI	Sell	488,778,900	4,384,591	5/18/18	—	(223,970)
Euro	GSCO	Sell	1,220,000	1,530,161	5/21/18	23,376	—
Euro	JPHQ	Sell	2,443,285	3,069,231	5/21/18	51,604	—
Euro	UBSW	Sell	3,506,930	4,400,601	5/21/18	69,299	—
Japanese Yen	BOFA	Sell	539,529,250	4,914,305	5/21/18	—	(173,815)
Japanese Yen	CITI	Sell	488,779,000	4,369,052	5/21/18	—	(240,459)
Japanese Yen	DBAB	Sell	451,064,000	4,171,704	5/21/18	—	(82,129)
Japanese Yen	HSBK	Sell	541,429,400	4,942,304	5/21/18	—	(163,735)
Euro	DBAB	Sell	16,670,001	20,709,142	5/22/18	119,023	—
Euro	JPHQ	Sell	8,901,000	11,058,869	5/22/18	64,710	—
Japanese Yen	BOFA	Sell	540,995,000	4,957,799	5/22/18	—	(144,494)
Japanese Yen	CITI	Sell	127,736,000	1,148,996	5/22/18	—	(55,722)
Japanese Yen	HSBK	Sell	547,340,000	5,137,895	5/22/18	—	(24,239)
Japanese Yen	JPHQ	Sell	535,041,000	4,988,895	5/22/18	—	(57,245)
Japanese Yen	SCNY	Sell	312,386,000	2,809,510	5/24/18	—	(137,105)
Japanese Yen	BOFA	Sell	366,311,000	3,354,496	5/25/18	—	(101,009)
Japanese Yen	HSBK	Sell	296,750,000	2,773,892	5/29/18	—	(26,207)
Japanese Yen	JPHQ	Sell	304,367,000	2,865,682	5/29/18	—	(6,291)
South Korean Won	HSBK	Sell	4,163,000,000	3,847,682	5/30/18	—	(76,233)
Euro	DBAB	Sell	6,231,599	7,717,960	5/31/18	15,575	—
Euro	GSCO	Sell	73,239	90,760	5/31/18	235	—
Euro	SCNY	Sell	3,409,501	4,219,974	5/31/18	5,760	—
Japanese Yen	BZWS	Sell	302,200,000	2,850,137	5/31/18	—	(1,805)
Japanese Yen	DBAB	Sell	228,669,000	2,152,787	5/31/18	—	(5,224)
Japanese Yen	HSBK	Sell	420,281,000	3,938,904	6/01/18	—	(27,690)
South Korean Won	HSBK	Sell	5,024,000,000	4,698,181	6/05/18	—	(38,224)
Euro	UBSW	Sell	943,744	1,169,313	6/06/18	2,230	—
South Korean Won	GSCO	Sell	5,211,000,000	4,824,330	6/07/18	—	(88,695)
Australian Dollar	JPHQ	Sell	10,063,000	7,888,386	6/12/18	160,236	—
Euro	JPHQ	Sell	1,722,194	2,146,393	6/12/18	15,549	—
Japanese Yen	CITI	Sell	62,440,000	556,115	6/12/18	—	(33,665)

|19

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	DBAB	Sell	487,652	$604,846	6/13/18	$1,431	$—
Japanese Yen	CITI	Sell	64,869,000	578,258	6/13/18	—	(34,509)
Japanese Yen	DBAB	Sell	30,500,000	287,078	6/13/18	—	(1,032)
Japanese Yen	HSBK	Sell	92,070,000	820,661	6/13/18	—	(49,053)
Japanese Yen	JPHQ	Sell	85,300,000	760,429	6/13/18	—	(45,334)
Indian Rupee	DBAB	Buy	58,856,000	896,171	6/14/18	346	—
Euro	JPHQ	Sell	2,443,285	3,045,005	6/15/18	21,194	—
Japanese Yen	JPHQ	Sell	36,000,000	321,572	6/15/18	—	(18,542)
Australian Dollar	JPHQ	Sell	17,500,000	13,763,278	6/18/18	323,217	—
Japanese Yen	HSBK	Sell	618,650,000	5,762,925	6/18/18	—	(83,123)
Japanese Yen	MSCO	Sell	100,400,000	897,534	6/18/18	—	(51,214)
Euro	GSCO	Sell	1,651,995	2,051,563	6/19/18	6,356	—
Indian Rupee	CITI	Buy	15,811,000	240,545	6/19/18	160	—
Japanese Yen	BZWS	Sell	312,460,000	2,963,996	6/19/18	11,131	—
Japanese Yen	DBAB	Sell	617,700,000	5,695,397	6/19/18	—	(142,100)
Australian Dollar	JPHQ	Sell	29,027,000	22,887,499	6/20/18	594,405	—
Euro	GSCO	Sell	1,703,882	2,110,513	6/20/18	889	—
Euro	UBSW	Sell	3,506,930	4,353,205	6/20/18	11,176	—
Japanese Yen	CITI	Sell	487,440,000	4,462,510	6/20/18	—	(144,318)
Japanese Yen	DBAB	Sell	618,770,000	5,642,623	6/22/18	—	(206,270)
South Korean Won	HSBK	Sell	2,734,897,268	2,565,690	6/27/18	—	(14,523)
Japanese Yen	JPHQ	Sell	304,367,000	2,914,220	6/28/18	35,944	—
Euro	DBAB	Sell	6,229,151	7,779,930	6/29/18	61,607	—
Euro	GSCO	Sell	73,239	91,468	6/29/18	720	—
Japanese Yen	JPHQ	Sell	59,426,000	562,895	6/29/18	887	—
Japanese Yen	DBAB	Sell	160,839,000	1,444,575	7/11/18	—	(77,861)
Japanese Yen	CITI	Sell	63,300,000	573,827	7/12/18	—	(25,389)
Japanese Yen	BZWS	Sell	306,400,000	2,778,937	7/17/18	—	(122,593)
Japanese Yen	HSBK	Sell	209,990,000	1,905,535	7/17/18	—	(83,016)
Indian Rupee	DBAB	Buy	115,951,000	1,777,844	7/19/18	—	(18,416)
Japanese Yen	DBAB	Sell	242,274,032	2,254,373	7/30/18	—	(42,084)
Japanese Yen	BZWS	Sell	291,270,000	2,705,776	7/31/18	—	(55,304)
Japanese Yen	BZWS	Sell	2,840,000,000	26,319,082	8/08/18	—	(618,344)
Japanese Yen	JPHQ	Sell	209,300,000	1,933,514	8/08/18	—	(51,698)
Japanese Yen	SCNY	Sell	209,310,000	1,938,002	8/08/18	—	(47,306)
Japanese Yen	BZWS	Sell	209,340,000	1,935,108	8/09/18	—	(50,629)
Japanese Yen	CITI	Sell	255,214,000	2,359,662	8/13/18	—	(61,932)
Japanese Yen	DBAB	Sell	126,234,000	1,194,606	8/27/18	—	(4,394)
Mexican Peso	CITI	Buy	47,968,000	2,478,134	9/10/18	92,803	—
Mexican Peso	CITI	Buy	177,301,000	9,212,595	9/12/18	287,203	—
Japanese Yen	BZWS	Sell	86,450,000	785,966	1/11/19	—	(44,378)
Japanese Yen	GSCO	Sell	228,991,000	2,081,169	1/11/19	—	(118,269)
Japanese Yen	JPHQ	Sell	608,450,000	5,528,273	1/11/19	—	(315,833)
Japanese Yen	SCNY	Sell	260,930,000	2,411,553	1/22/19	—	(96,833)
Japanese Yen	DBAB	Sell	63,500,000	585,529	1/24/19	—	(25,009)
Japanese Yen	HSBK	Sell	313,645,839	2,945,861	1/31/19	—	(71,439)

|20

			TEMPLETON GLOBAL INVESTMENT TRUST
	CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

Forward Exchange Contracts (continued)

			Contract Settlement Unrealized			Unrealized
Currency	Counterparty[a] Type	Quantity	Amount	Date Appreciation Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	JPHQ Sell	209,790,000	$1,966,241	2/12/19	$—	$(53,873)
Total Forward Exchange Contracts				$4,329,036		$(7,412,327)
Net unrealized appreciation (depreciation)						$(3,083,291)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
						Value/
						Unrealized
						Appreciation
			Payment	Maturity	Notional	(Deprecia-
Description			Frequency	Date	Amount	tion)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR.			Quarterly
Pay Fixed 2.775%			Semi-Annual	10/04/23	$1,690,000	$(21,702)
Receive Floating 3-month USD LIBOR.			Quarterly
Pay Fixed 2.795%			Semi-Annual	10/04/23	1,690,000	(23,608)
Receive Floating 3-month USD LIBOR.			Quarterly
Pay Fixed 2.765%			Semi-Annual	10/07/23	1,690,000	(20,400)
Receive Floating 3-month USD LIBOR.			Quarterly
Pay Fixed 1.914%			Semi-Annual	1/22/25	21,800,000	1,097,357
Receive Floating 3-month USD LIBOR.			Quarterly
Pay Fixed 1.970%			Semi-Annual	1/23/25	27,250,000	1,274,910
Receive Floating 3-month USD LIBOR.			Quarterly
Pay Fixed 1.973%			Semi-Annual	1/27/25	16,080,000	749,940
Receive Floating 3-month USD LIBOR.			Quarterly
Pay Fixed 1.937%			Semi-Annual	1/29/25	4,020,000	196,725
Receive Floating 3-month USD LIBOR.			Quarterly
Pay Fixed 1.942%			Semi-Annual	1/30/25	3,400,000	165,597
Receive Floating 3-month USD LIBOR.			Quarterly
Pay Fixed 1.817%			Semi-Annual	2/03/25	5,360,000	304,852
Receive Floating 3-month USD LIBOR.			Quarterly
Pay Fixed 1.982%			Semi-Annual	10/20/25	46,520,000	2,152,482
Receive Floating 3-month USD LIBOR.			Quarterly
Pay Fixed 3.668%			Semi-Annual	10/04/43	820,000	(140,395)
Receive Floating 3-month USD LIBOR.			Quarterly
Pay Fixed 3.687%			Semi-Annual	10/04/43	820,000	(143,351)
Receive Floating 3-month USD LIBOR.			Quarterly
Pay Fixed 3.675%			Semi-Annual	10/07/43	820,000	(141,244)
Receive Floating 3-month USD LIBOR.			Quarterly
Pay Fixed 2.537%			Semi-Annual	4/13/47	36,200,000	1,869,105
Receive Floating 3-month USD LIBOR.			Quarterly
Pay Fixed 2.980%			Semi-Annual	2/20/48	4,440,000	(163,130)
Receive Floating 3-month USD LIBOR.			Quarterly

|21

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

Interest Rate Swap Contracts (continued)

				Value/
				Unrealized
				Appreciation
	Payment	Maturity	Notional	(Deprecia-
Description	Frequency	Date	Amount	tion)
Centrally Cleared Swap Contracts (continued)
Pay Fixed 3.002%	Semi-Annual	2/22/48	$4,440,000	$(177,838)
Receive Floating 3-month USD LIBOR.	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	4,440,000	(193,674)
TotalInterestRateSwapContracts				$6,785,626

See Abbreviations on page 29.

|22

TEMPLETON GLOBAL INVESTMENT TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value.

|23

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At March 31, 2018, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the

|24

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds purchased or wrote OTC option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.

Templeton Emerging Markets Balanced Fund – Forwards, swaps and VRI

Templeton Global Balanced Fund – Forwards, swaps, options and VRI

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

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TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. RESTRICTED SECURITIES

At March 31, 2018, investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount*/
Shares/			Acquisition
Warrants		Issuer	Date	Cost	Value
Templeton Emerging Markets Balanced Fund
84		Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$1	$—
1,503,436		Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	15,930	—
121,748		Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	1,290	—
1,390,834		K2016470219 South Africa Ltd., A	10/11/11 - 2/01/17	8,179	1,176
437,269		K2016470219 South Africa Ltd., B	2/01/17	325	370
105,417		K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		3.00%, 12/31/22	10/11/11 - 12/29/17	142,940	2,093
38,934	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		8.00%, 12/31/22	2/01/17 - 12/29/17	23,006	1,410
58,113		K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
		25.00%, 12/31/22	2/01/17 - 12/29/17	53,869	19,118
		Total Restricted Securities (Value is 0.1% of Net Assets)		$245,540	$24,167
Templeton Global Balanced Fund
4,441		Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$47	$—
79,464,087		Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	841,962	—
6,435,002		Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	68,182	—
32,900,733		K2016470219 South Africa Ltd., A	2/08/13 - 2/01/17	81,025	27,824
4,646,498		K2016470219 South Africa Ltd., B	2/01/17	3,450	3,930
2,493,652		K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		3.00%, 12/31/22	2/08/13 - 12/29/17	1,609,792	49,494
2,058,106	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		8.00%, 12/31/22	2/01/17 - 12/29/17	1,216,715	74,547
617,516		K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
		25.00%, 12/31/22	2/01/17 - 12/29/17	600,052	203,151
		Total Restricted Securities (Value is 0.0%† of Net Assets)		$4,421,225	$358,946

*In U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Templeton Emerging Markets Balanced Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%.	2,168,631	3,663,874	(5,013,274)	819,231	$819,231	$6,304	$—	$—

Templeton Global Balanced Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%.	183,175,079	179,138,884	(211,347,006)	150,966,957	$150,966,957	$406,838	$—	$—

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TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. INVESTMENTS IN FT HOLDINGS CORPORATION IV (FT Subsidiary)

Templeton Global Balanced Fund invests in certain financial instruments through its investment in the FT Subsidiary. The FT subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At March 31, 2018, the FT subsidiary’s investment, Turtle Bay Resort, is reflected in the Fund’s Consolidated Statement of Investments.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Templeton Emerging Markets Balanced Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
India	$711,623	$557,479	$—		$1,269,102
Indonesia	—	918,301	—		918,301
Mexico	479,236	83,175	—[c]		562,411
Peru	250,625	132,115	—		382,740
South Africa	2,043,451	—	1,546	[c]	2,044,997
All Other Equity Investments.	20,476,443	—	—		20,476,443
Participatory Notes	—	128,536	—		128,536
Corporate Bonds and Notes:
Bermuda	—	158,554	—		158,554
South Africa	—	—	22,621		22,621
Foreign Government and Agency Securities	—	13,929,240	—		13,929,240
Short Term Investments	819,231	5,367,338	—		6,186,569
Total Investments in Securities	$24,780,609	$21,274,738	$24,167		$46,079,514

Other Financial Instruments:
Forward Exchange Contracts	$—	$57,090	$—		$57,090
Swap Contracts.	—	119,485	—		119,485
Total Other Financial Instruments	$—	$176,575	$—		$176,575

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$85,250	$—		$85,250
Swap Contracts.	—	20,399	—		20,399

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TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3		Total
Templeton Emerging Markets Balanced Fund (continued)
Total Other Financial Instruments	$—	$105,649	$—		$105,649

Templeton Global Balanced Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Norway	$—	$11,253,514	$—		$11,253,514
South Africa	—	—	31,754	[c]	31,754
United States	252,252,512	487,069	287,165		253,026,746
All Other Equity Investments.	768,282,317	—	—		768,282,317
Equity-Linked Securities	—	113,367,517	—		113,367,517
Corporate Bonds and Notes:
South Africa	—	—	327,192		327,192
United States	—	3,251,627	—		3,251,627
Foreign Government and Agency Securities	—	360,768,530	—		360,768,530
Escrows and Litigation Trusts	—	—	—[c]		—
Short Term Investments	150,966,957	55,778,681	—		206,745,638
Total Investments in Securities	$1,171,501,786	$544,906,938	$646,111		$1,717,054,835

Other Financial Instruments:
Forward Exchange Contracts	$—	$4,329,036	$—		$4,329,036
Swap Contracts.	—	7,810,968	—		7,810,968
Total Other Financial Instruments	$—	$12,140,004	$—		$12,140,004

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$7,412,327	$—		$7,412,327
Swap Contracts.	—	1,025,342	—		1,025,342
Total Other Financial Instruments	$—	$8,437,669	$—		$8,437,669

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred and convertible preferred stocks as well as other equity investments.
cIncludes securities determined to have no value at March 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

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TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Abbreviations

Counterparty		Currency		Selected Portfolio
BOFA	Bank of America Corp.	ARS	Argentine Peso	ADR	American Depositary Receipt
BZWS	Barclays Bank PLC	BRL	Brazilian Real	BADLAR	Argentina Deposit Rates Badlar Private
CITI	Citigroup, Inc.	COP	Colombian Peso		Banks ARS
DBAB	Deutsche Bank AG	EGP	Egyptian Pound	FRN	Floating Rate Note
GSCO	The Goldman Sachs Group, Inc.	EUR	Euro	GDP	Gross Domestic Product
HSBK	HSBC Bank PLC	GHS	Ghanaian Cedi	GDR	Global Depositary Receipt
JPHQ	JP Morgan Chase & Co.	IDR	Indonesian Rupiah	IDR	International Depositary Receipt
MSCO	Morgan Stanley	INR	Indian Rupee	LIBOR	London InterBank Offered Rate
SCNY	Standard Chartered Bank	KRW	South Korean Won	PIK	Payment-In-Kind
UBSW	UBS AG	MXN	Mexican Peso	VRI	Value Recovery Instrument
		PEN	Peruvian Nuevo Sol
		PHP	Philippine Peso
		USD	United States Dollar

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|29

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By /s/Matthew T. Hinkle

   Matthew T. Hinkle

Chief Executive Officer –

 Finance and Administration

Date May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

   Matthew T. Hinkle

Chief Executive Officer –

 Finance and Administration

Date May 24, 2018

By /s/Robert G. Kubilis

   Robert G. Kubilis

   Chief Financial Officer and

    Chief Accounting Officer

Date May 24, 2018